Trade and other liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and other liabilities
24. Trade and other liabilities

All figures in £ millions	2022	2021

Current

Trade payables	348	351

Sales return liability	53	83

Deferred income	340	330

Interest payable	10	42

Accruals and other liabilities	503	450

	1,254	1,256

Non-current

Deferred income	60	56

Accruals and other liabilities	60	39

	120	95
The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods. In addition to the above, there are accruals of £nil (2021: £nil) and deferred income of £nil (2021; £nil) classified as held for sale (see note 32). The increase in trade and other liabilities held by the Group is driven by an increase in accruals related to severance arising from the 2022 restructuring programme and the recognition of deferred consideration in relation to acquisitions made in 2022.